April 29, 2010	Michael G. Doherty T+1 212 497 3612 F+1 646 728 1578 michael.doherty@ropesgray.com

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549-1090

Re:           The Empire Builder Tax Free Bond Fund (Registration Nos. 002-86931 and 811-03907)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of The Empire Builder Tax Free Bond Fund (the “Fund”) is Post-Effective Amendment No. 31 to the Fund’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) on Form N-1A.

The Amendment is being submitted in connection with the Fund’s annual update.  Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on June 28, 2010.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (212) 596-3612.

Regards,

/s/ MICHAEL G. DOHERTY

Michael G. Doherty